Note 6 - Cost of Sales (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	[1]	Jun. 30, 2020
Statement Line Items [Line Items]
Inventory write-down		$ 7,500
Partial litigation settlement	$ 1,600
Cost of sales, standby costs			$ 10,112
Stand by costs related to union work stoppage						$ 2,000
San Dimas [member]
Statement Line Items [Line Items]
Cost of sales, standby costs			3,500
Santa Elena [member]
Statement Line Items [Line Items]
Cost of sales, standby costs			2,000
La Encantade [member]
Statement Line Items [Line Items]
Cost of sales, standby costs			$ 1,700

[1]	Cost of sales for the year ended December 31, 2020 included standby costs of $10.1 million, primarily related to direct costs incurred at the San Dimas ($3.5 million), Santa Elena ($2.0 million)and La Encantada ($1.7 million) mines due to temporary suspensions following Mexico's Ministry of Health's Federal Decree requiring all non-essential businesses, including mining, to temporarily suspend activities throughout most of April and May in response to the global pandemic. In addition, the Company incurred $2.0 million in standby costs related to the 13-day union work stoppage at San Dimas in June 2020.